UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET TAX FREE RESERVES

FORM N-Q

MAY 31, 2016

Notes to Schedule of Investments (unaudited)

Investments in Tax Free Reserves Portfolio, at value $188,976,896.

1. Organization and significant accounting policies

Western Asset Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (15.5% at May 31, 2016) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

2. Money market fund reform

Under new federal regulations, the Fund will be allowed to continue to use the special pricing and valuation conventions that currently facilitate a constant share price of $1.00 if it operates as a retail money market fund. The Fund expects to operate as a retail money market fund on or before October 14, 2016. As of such date, only accounts beneficially owned by natural persons (retail investors) may be invested in the Fund. If the shareholder is not a retail investor, the shareholder must redeem his/her fund shares or his/her shares will be redeemed involuntarily by the Fund prior to that date. The Fund will notify affected shareholders of its intent to make any such involuntary redemptions. In addition, on or before that date, the Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.9%
Alabama - 1.3%
Huntsville, AL, Health Care Authority, TECP	0.460%	6/23/16	$16,000,000	$16,000,000

Alaska - 0.7%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-U.S. Bank N.A.	0.390%	4/1/29	8,935,000	8,935,000	(a)(b)

Arizona - 0.7%
Arizona State Health Facilities Authority Revenue, Banner Health Obligated Group, LOC-Bank of America N.A.	0.410%	1/1/46	9,000,000	9,000,000	(a)(b)

California - 18.4%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank N.A.	0.430%	10/1/34	3,610,000	3,610,000	(a)(b)
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.440%	10/1/25	200,000	200,000	(a)(b)(c)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, FNMA, LOC-FNMA	0.400%	5/15/35	2,580,000	2,580,000	(a)(b)
Antelope Valley-East Kern, CA, Water Agency, COP, LOC-Wells Fargo Bank N.A.	0.360%	6/1/37	5,800,000	5,800,000	(a)(b)
California State Health Facilities Financing Authority Revenue:
Catholic Healthcare West, LOC-Bank of Montreal	0.390%	3/1/47	100,000	100,000	(a)(b)
Scripps Health, LOC-Northern Trust Co.	0.390%	10/1/31	1,385,000	1,385,000	(a)(b)
St. Joseph Health Systems, LOC-Wells Fargo Bank N.A.	0.360%	7/1/41	8,675,000	8,675,000	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, Loyola High School District, LOC-First Republic Bank & FHLB	0.400%	12/1/35	9,370,000	9,370,000	(a)(b)
California State MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.360%	8/1/20	385,000	385,000	(a)(b)
California State PCFA, PCR, Pacific Gas & Electric, LOC-Sumitomo Mitsui Banking	0.330%	11/1/26	3,990,000	3,990,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.530%	8/1/41	3,580,000	3,580,000	(a)(b)(c)
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.430%	10/1/38	6,210,000	6,210,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.430%	10/1/37	410,000	410,000	(a)(b)(c)
Mill Valley Refuse Service Inc. Project, LOC-Comerica Bank	0.530%	2/1/44	1,075,000	1,075,000	(a)(b)(c)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.390%	6/1/40	450,000	450,000	(a)(b)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.530%	11/1/41	1,195,000	1,195,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.530%	10/1/36	2,305,000	2,305,000	(a)(b)(c)
California State, GO, LOC-Bank of Montreal	0.270%	5/1/33	3,380,000	3,380,000	(a)(b)
California State, GO, TECP	0.420%	6/14/16	2,750,000	2,750,000
California Statewide CDA Revenue:
John Muir Health, LOC-Wells Fargo Bank N.A.	0.300%	8/15/27	1,550,000	1,550,000	(a)(b)
Kaiser Permanente	0.360%	4/1/45	600,000	600,000	(a)(b)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.360%	4/1/33	1,600,000	1,600,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Rady Children’s Hospital, LOC-Northern Trust Co.	0.360%	8/15/36	$2,900,000	$2,900,000	(a)(b)
Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.470%	6/1/27	5,640,000	5,640,000	(a)(b)
California Statewide CDA, MFH Revenue:
1030 Post Street Apartments, LIQ-FHLMC	0.430%	2/1/39	5,300,000	5,300,000	(a)(b)(c)
Arbor Ridge Apartments, LIQ-FHLMC	0.460%	11/1/36	2,400,000	2,400,000	(a)(b)(c)
LOC-Wells Fargo Bank N.A.	0.370%	4/1/25	800,000	800,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.430%	3/15/32	1,645,000	1,645,000	(a)(b)(c)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.380%	8/1/37	5,715,000	5,715,000	(a)(b)
Chino Basin, CA, Regional Financing Authority Revenue, Inland Empire Utilities Agency, LOC-Sumitomo Mitsui Banking	0.390%	6/1/32	3,000,000	3,000,000	(a)(b)
Eastern, CA, Municipal Water District, Water & Wastewater Revenue, SPA-Wells Fargo Bank N.A.	0.360%	7/1/30	4,000,000	4,000,000	(a)(b)
Elsinore Valley, CA, Municipal Water District, COP, LOC-Bank of America N.A.	0.370%	7/1/35	100,000	100,000	(a)(b)
Irvine Ranch, CA, Water District, GO, LOC-Sumitomo Mitsui Banking	0.380%	1/1/21	500,000	500,000	(a)(b)
Irvine, CA, USD Special Tax Revenue:
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.390%	9/1/51	4,500,000	4,500,000	(a)(b)
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.390%	9/1/54	4,700,000	4,700,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.310%	9/1/51	1,000,000	1,000,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.310%	9/1/54	5,350,000	5,350,000	(a)(b)
Livermore, CA, COP, LOC-U.S. Bank N.A.	0.390%	10/1/30	3,470,000	3,470,000	(a)(b)
Long Beach, CA, Health Facilities Revenue, Memorial Health Services	0.410%	10/1/16	6,500,000	6,500,000	(a)(b)
Los Angeles County, CA, MTA, Sales Tax Revenue, Proposition A, First Tier	5.000%	7/1/16	1,315,000	1,319,988
Los Angeles County, CA, Revenue, TRAN	5.000%	6/30/16	7,500,000	7,526,722
Los Angeles, CA, MFH Revenue, Louisiana Brea Apartments Project, LOC-Citibank N.A.	0.400%	12/1/30	100,000	100,000	(a)(b)(c)
Metropolitan Water District of Southern California Revenue	0.360%	7/1/35	3,100,000	3,100,000	(a)(b)
Metropolitan Water District of Southern California Revenue, Special	0.360%	7/1/35	7,950,000	7,950,000	(a)(b)
Northern California Power Agency Revenue, Hydroelectric Project, LOC-Bank of Montreal	0.390%	7/1/32	5,900,000	5,900,000	(a)(b)
Riverside County, CA, GO, TRAN	2.000%	6/30/16	8,000,000	8,009,656
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.430%	2/15/31	8,070,000	8,070,000	(a)(b)(c)
Sacramento, CA, MUD Revenue, LOC-State Street Bank & Trust Co.	0.390%	8/15/41	3,545,000	3,545,000	(a)(b)
Sacramento, CA, MUD, TECP	0.450%	6/1/16	2,000,000	2,000,000
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.380%	4/1/38	19,900,000	19,900,000	(a)(b)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, LOC-Bank of Tokyo-Mitsubishi UFJ	0.400%	5/1/26	2,300,000	2,300,000	(a)(b)
San Francisco, CA, City & County Finance Corp. Lease Revenue, Moscone Center, LOC-State Street Bank & Trust Co.	0.380%	4/1/30	3,325,000	3,325,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Francisco, CA, City & County MFH Revenue, Folsom Dore Apartment Project, LOC-Citibank N.A.	0.430%	12/1/34	$2,500,000	$2,500,000	(a)(b)(c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.400%	4/1/39	705,000	705,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Measure A, SPA-Sumitomo Mitsui Banking	0.400%	4/1/36	3,500,000	3,500,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.390%	4/1/36	1,300,000	1,300,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.400%	4/1/36	7,000,000	7,000,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.410%	4/1/36	3,200,000	3,200,000	(a)(b)
Sequoia, CA, Union High School District, GO, TRAN	1.000%	6/30/16	9,900,000	9,903,882
Southern California State Public Power Authority Revenue, Magnolia Power Project, LOC-Wells Fargo Bank N.A.	0.360%	7/1/36	500,000	500,000	(a)(b)
University of California, CA, Revenue	0.360%	5/15/48	3,955,000	3,955,000	(a)(b)

Total California				224,330,248

Colorado - 0.7%
Colorado HFA Revenue, Multi-Family Project, SPA-FHLB	0.410%	10/1/30	1,170,000	1,170,000	(a)(b)
Colorado Springs, CO, Utilities Revenue, Subordinated Lien, SPA-Bank of America N.A.	0.400%	11/1/23	6,700,000	6,700,000	(a)(b)
Colorado State Educational & Cultural Facilities Authority Revenue, Nature Conservancy, Project A	0.420%	7/1/27	414,000	414,000	(a)(b)

Total Colorado				8,284,000

Connecticut - 4.4%
Capital City, CT, EDA Revenue, SPA-Bank of America N.A.	0.460%	6/15/24	1,100,000	1,100,000	(a)(b)
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.370%	12/1/39	2,760,000	2,760,000	(a)(b)
Connecticut State HEFA Revenue:
Hoffman Summerwood Community, LOC-TD Bank N.A.	0.440%	7/1/37	995,000	995,000	(a)(b)
Hospital for Special Care, LOC-Webster Bank N.A. & FHLB	0.400%	7/1/37	2,610,000	2,610,000	(a)(b)
Hotchkiss School, SPA-U.S. Bank N.A.	0.390%	7/1/30	9,100,000	9,100,000	(a)(b)
Trinity College, LOC-JPMorgan Chase	0.400%	7/1/34	2,660,000	2,660,000	(a)(b)
Wesleyan University	0.380%	7/1/40	3,500,000	3,500,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.400%	7/1/30	5,180,000	5,180,000	(a)(b)
Connecticut State HFA Revenue, CIL Realty Inc., LOC-HSBC Bank USA N.A.	0.380%	7/1/32	1,335,000	1,335,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	0.400%	5/15/34	5,000,000	5,000,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.400%	11/15/34	1,500,000	1,500,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.400%	11/15/41	4,410,000	4,410,000	(a)(b)
SPA-JPMorgan Chase	0.400%	11/15/31	500,000	500,000	(a)(b)(c)
SPA-Royal Bank of Canada	0.400%	5/15/31	1,800,000	1,800,000	(a)(b)(c)
SPA-Royal Bank of Canada	0.400%	11/15/45	3,700,000	3,700,000	(a)(b)
Ellington, CT, GO	2.000%	6/15/16	255,000	255,151
Stamford, CT, Housing Authority Revenue, Fairfield Apartments, LOC-FNMA	0.400%	12/1/28	7,460,000	7,460,000	(a)(b)(c)

Total Connecticut				53,865,151

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Delaware - 0.5%
University of Delaware Revenue:
SPA-Bank of America N.A.	0.370%	11/1/34	$5,420,000	$5,420,000	(a)(b)
SPA-TD Bank N.A.	0.370%	11/1/35	500,000	500,000	(a)(b)

Total Delaware				5,920,000

District of Columbia - 1.5%
District of Columbia University Revenue, American University, LOC-Royal Bank of Canada	0.400%	10/1/36	6,975,000	6,975,000	(a)(b)
Metropolitan Washington DC, Airports Authority System Revenue:
LOC-Royal Bank of Canada	0.410%	10/1/35	5,730,000	5,730,000	(a)(b)(c)
LOC-Royal Bank of Canada	0.410%	10/1/39	6,185,000	6,185,000	(a)(b)(c)

Total District of Columbia				18,890,000

Florida - 5.1%
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, LIQ-FHLMC	0.420%	6/1/48	9,900,000	9,900,000	(a)(b)(c)
Highlands County, FL, Health Facilities Authority Revenue:
Hospital Adventist Health System	0.380%	11/15/26	1,800,000	1,800,000	(a)(b)
Hospital Adventist Health System	0.370%	11/15/32	300,000	300,000	(a)(b)
Hospital Adventist Health System	0.370%	11/15/33	4,415,000	4,415,000	(a)(b)
Hospital Adventist Health System	0.390%	11/15/34	7,400,000	7,400,000	(a)(b)
Hospital Adventist Health System	0.390%	11/15/35	2,000,000	2,000,000	(a)(b)
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.420%	8/1/18	11,650,000	11,650,000	(a)(b)(c)
Miami-Dade County, FL, Special Obligation Revenue, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A.	0.370%	4/1/43	3,850,000	3,850,000	(a)(b)
North Broward, FL, Hospital District Revenue, NATL, LOC-Northern Trust Co.	0.370%	12/16/20	3,000,000	3,000,000	(a)(b)
Orange County, FL, HFA Revenue, Walk Apartments LLC, FNMA, LIQ-FNMA	0.390%	6/1/25	4,700,000	4,700,000	(a)(b)
Orlando, FL, Utilities Commission, Utility System Revenue, SPA-JPMorgan Chase	0.410%	10/1/33	10,500,000	10,500,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-FHLB & JPMorgan Chase	0.440%	10/15/42	2,690,000	2,690,000	(a)(b)(c)

Total Florida				62,205,000

Georgia - 3.1%
Athens-Clarke County, GA, Unified Government Development Authority Revenue, University of Georgia Athletic Association Project, LOC-Wells Fargo Bank N.A.	0.350%	8/1/33	100,000	100,000	(a)(b)
Cobb County, GA, Housing Authority Revenue, Walton Reserve Apartments Project, LOC-SunTrust Bank	0.450%	10/1/35	15,250,000	15,250,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.520%	4/1/32	3,385,000	3,385,000	(a)(b)(c)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.450%	5/1/34	6,860,000	6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.400%	12/1/27	2,800,000	2,800,000	(a)(b)(c)
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.430%	11/1/20	3,995,000	3,995,000	(a)(b)(c)
Gwinnett County, GA, School District, GO	4.000%	10/1/16	1,000,000	1,011,547

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.440%	5/1/32	$200,000	$200,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.430%	8/1/21	3,870,000	3,870,000	(a)(b)(c)

Total Georgia				37,471,547

Hawaii - 0.7%
Hawaii State Airports System Revenue	5.000%	7/1/16	2,000,000	2,007,148	(c)
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Queens Health System	0.850%	7/1/39	3,500,000	3,500,000	(a)(b)
Queens Health System	0.850%	7/1/39	2,470,000	2,470,000	(a)(b)

Total Hawaii				7,977,148

Illinois - 5.0%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.490%	1/1/27	3,880,000	3,880,000	(a)(b)
Chicago, IL, MFH Revenue, Renaissance Center LP, LOC-Harris N.A.	0.460%	10/1/34	2,220,000	2,220,000	(a)(b)(c)
Chicago, IL, Midway Airport Revenue, LOC-Bank of Montreal	0.410%	1/1/35	4,925,000	4,925,000	(a)(b)(c)
Illinois State Development Finance Authority Revenue, Fenwick High School Project, LOC - PNC Bank N.A.	0.390%	3/1/32	9,450,000	9,450,000	(a)(b)
Illinois State DFA, IDR, Profile Packaging Inc. Project, LOC-Bank of America N.A.	0.580%	7/1/18	2,000,000	2,000,000	(a)(b)(c)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.390%	4/1/31	4,000,000	4,000,000	(a)(b)
Illinois State Finance Authority Revenue:
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A. & FHLB	0.470%	2/1/34	5,735,000	5,735,000	(a)(b)
Illinois College, LOC-U.S. Bank N.A.	0.390%	10/1/30	5,845,000	5,845,000	(a)(b)
Latin School Project, LOC-JPMorgan Chase	0.400%	8/1/35	2,000,000	2,000,000	(a)(b)
Northwestern Memorial Hospital, SPA-JPMorgan Chase	0.410%	8/15/42	1,870,000	1,870,000	(a)(b)
Northwestern Memorial Hospital, SPA-JPMorgan Chase	0.410%	8/15/42	115,000	115,000	(a)(b)
Northwestern Memorial Hospital, SPA-Wells Fargo Bank N.A.	0.370%	8/15/42	500,000	500,000	(a)(b)
OSF Healthcare System, LOC-PNC Bank N.A.	0.400%	11/15/37	2,500,000	2,500,000	(a)(b)
Illinois State Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.520%	10/1/39	4,605,000	4,605,000	(a)(b)
Illinois State Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.660%	12/1/35	3,460,000	3,460,000	(a)(b)(c)
Illinois State Toll Highway Authority, Toll Highway Revenue, LOC-Mizuho Bank Ltd.	0.410%	7/1/30	3,000,000	3,000,000	(a)(b)
Lake County, IL, IDR, Northpoint Associates LLC Project, LOC-Northern Trust Co.	0.450%	7/1/29	1,200,000	1,200,000	(a)(b)(c)
Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.430%	6/1/36	130,000	130,000	(a)(b)
Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.440%	10/15/28	3,500,000	3,500,000	(a)(b)(c)

Total Illinois				60,935,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 2.5%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	0.460%	7/1/31	$1,915,000	$1,915,000	(a)(b)(c)
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.400%	6/1/40	10,000,000	10,000,000	(a)(b)
Indiana State Finance Authority Hospital Revenue, Parkview Health System, LOC-Wells Fargo Bank N.A.	0.370%	11/1/39	6,000,000	6,000,000	(a)(b)
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.380%	2/1/37	3,885,000	3,885,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.420%	4/15/39	4,645,000	4,645,000	(a)(b)
Plainfield, IN, Community School Corp., GO, State Intercept	2.000%	7/15/16	1,450,000	1,452,351
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.410%	5/1/34	2,040,000	2,040,000	(a)(b)

Total Indiana				29,937,351

Iowa - 0.3%
Iowa State Finance Authority Health Facilities Revenue, Unity Point HealthCare, LOC-Union Bank N.A.	0.410%	2/15/39	2,870,000	2,870,000	(a)(b)
Iowa State Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank N.A.	0.520%	6/1/32	1,270,000	1,270,000	(a)(b)(c)

Total Iowa				4,140,000

Kentucky - 1.4%
Berea, KY, Educational Facilities Revenue:
Berea College Project	0.380%	6/1/29	4,660,000	4,660,000	(a)(b)
Berea College Project	0.390%	6/1/32	9,375,000	9,375,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.430%	5/1/27	2,435,000	2,435,000	(a)(b)(c)
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Obligated Group, LOC-JPMorgan Chase	0.350%	10/1/39	600,000	600,000	(a)(b)

Total Kentucky				17,070,000

Louisiana - 0.8%
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-Bank of Tokyo-Mitsubishi UFJ	0.410%	12/1/40	10,000,000	10,000,000	(a)(b)

Maryland - 0.6%
Maryland State Community Development Administration, Department of Housing & Community Development Revenue:
Hopkins Village Preservation LP, LIQ FHLMC	0.410%	11/1/38	2,700,000	2,700,000	(a)(b)
Residential, SPA-TD Bank N.A.	0.370%	9/1/43	3,000,000	3,000,000	(a)(b)
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, LOC-TD Bank N.A.	0.340%	7/1/41	900,000	900,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-TD Bank N.A.	0.370%	7/1/36	835,000	835,000	(a)(b)

Total Maryland				7,435,000

Massachusetts - 3.1%
Massachusetts School Building Authority, TECP	0.410%	6/10/16	5,000,000	5,000,000
Massachusetts State DFA Revenue:
Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	0.400%	9/1/31	1,630,000	1,630,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Partners Healthcare System Inc., LOC-U.S. Bank N.A.	0.330%	7/1/48	$3,000,000	$3,000,000	(a)(b)
Partners Healthcare System, LOC-Bank of New York Mellon	0.380%	7/1/48	2,500,000	2,500,000	(a)(b)
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.370%	7/1/46	4,400,000	4,400,000	(a)(b)
Massachusetts State DFA, MFH Revenue, Archstone Readstone, LIQ-FHLMC	0.450%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Baystate Medical Center, LOC-Bank of America N.A.	0.390%	7/1/39	3,000,000	3,000,000	(a)(b)
Harvard University	0.410%	7/1/35	200,000	200,000	(a)(b)
Partners Healthcare Systems, SPA-JPMorgan Chase	0.410%	7/1/27	2,800,000	2,800,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.370%	12/1/24	300,000	300,000	(a)(b)
Massachusetts State Water Resources Authority Revenue, SPA-JPMorgan Chase	0.420%	8/1/37	3,765,000	3,765,000	(a)(b)
Southwick Tolland, MA, Regional School District, GO, BAN	1.750%	8/31/16	8,800,000	8,825,057

Total Massachusetts				38,020,057

Michigan - 0.5%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.430%	1/1/26	5,500,000	5,500,000	(a)(b)
Michigan State University Revenue, SPA-Royal Bank of Canada	0.390%	2/15/34	400,000	400,000	(a)(b)

Total Michigan				5,900,000

Minnesota - 1.3%
Minneapolis, MN, Revenue, University Gateway Project, SPA-Wells Fargo Bank N.A.	0.390%	12/1/40	2,635,000	2,635,000	(a)(b)
Minnesota Housing Finance Agency Revenue, Residential Housing, GNMA, FNMA, FHLMC, SPA-Royal Bank of Canada	0.430%	1/1/46	10,550,000	10,550,000	(a)(b)(c)
Rochester, MN, Health Care Facilities Revenue:
Mayo Clinic, SPA-Northern Trust Co.	0.370%	11/15/38	900,000	900,000	(a)(b)
Mayo Foundation, SPA-Bank of America N.A.	0.370%	8/15/32	1,500,000	1,500,000	(a)(b)

Total Minnesota				15,585,000

Mississippi - 1.4%
Mississippi Business Finance Commission Gulf Opportunity Zone Revenue, Chevron U.S.A. Inc.	0.340%	11/1/35	6,065,000	6,065,000	(a)(b)
Mississippi State Business Finance Commission Gulf Opportunity Revenue:
Chevron USA Inc.	0.340%	11/1/35	1,480,000	1,480,000	(a)(b)
Chevron USA Inc.	0.340%	11/1/35	370,000	370,000	(a)(b)
Chevron USA Inc.	0.350%	11/1/35	5,000,000	5,000,000	(a)(b)
Chevron USA Inc.	0.350%	11/1/35	4,000,000	4,000,000	(a)(b)

Total Mississippi				16,915,000

Missouri - 1.7%
Kansas City, MO, Special Obligation Revenue, Chouteau I-35 Project, LOC-JPMogan Chase & Co.	0.450%	3/1/24	4,230,000	4,230,000	(a)(b)
Missouri State Development Finance Board, MO, Cultural Facilities Revenue, Kauffman Center, SPA-Northern Trust Co.	0.380%	6/1/37	2,300,000	2,300,000	(a)(b)
Missouri State HEFA Revenue:

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - (continued)
BJC Health System	0.370%	5/15/38	$960,000	$960,000	(a)(b)
St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.440%	2/1/33	675,000	675,000	(a)(b)
St. Louis University, LOC-U.S. Bank N.A.	0.350%	10/1/24	4,520,000	4,520,000	(a)(b)
St. Louis University, LOC-Wells Fargo Bank N.A.	0.350%	10/1/35	385,000	385,000	(a)(b)
Washington University, SPA-U.S. Bank N.A.	0.340%	2/15/33	2,375,000	2,375,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-Guaranty Bank & FHLB	0.440%	9/1/26	1,685,000	1,685,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-U.S. Bank N.A. & Enterprise Bank & Trust	0.450%	12/1/29	3,945,000	3,945,000	(a)(b)(c)

Total Missouri				21,075,000

New Hampshire - 1.0%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.480%	11/1/20	12,400,000	12,400,000	(a)(b)(c)

New Jersey - 0.1%
New Jersey State Health Care Facilities Financing Authority Revenue:
LOC-Wells Fargo Bank N.A.	0.370%	7/1/36	700,000	700,000	(a)(b)
Southern Ocean County Hospital, LOC-Wells Fargo Bank N.A.	0.370%	7/1/36	800,000	800,000	(a)(b)

Total New Jersey				1,500,000

New Mexico - 0.5%
University of New Mexico, NM, Revenue, Subordinated Lien System, SPA-U.S. Bank N.A.	0.390%	6/1/30	6,400,000	6,400,000	(a)(b)

New York - 20.3%
Beacon, NY, City School District, GO, BAN	1.500%	6/24/16	2,000,000	2,000,960
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.400%	3/1/38	3,690,000	3,690,000	(a)(b)
Clarence, NY, GO, BAN	1.500%	7/22/16	5,000,000	5,007,700
Cortland, NY, GO, BAN	2.000%	12/2/16	3,400,000	3,420,174
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Marist College Civic Facility, LOC-TD Bank N.A.	0.420%	7/1/38	100,000	100,000	(a)(b)
East Greenbush, NY, CSD, GO, BAN	2.000%	11/18/16	1,200,000	1,206,634
Fallsburg, NY, CSD, GO, BAN	1.000%	6/24/16	4,700,000	4,700,995
Greece, NY, CSD, GO, BAN	1.250%	6/24/16	5,000,000	5,003,124
Kings Point, NY, GO	2.000%	7/29/16	4,000,000	4,010,979
Kingston, NY, GO, BAN	2.000%	3/24/17	1,593,333	1,604,822
Lansing, NY, GO	1.750%	9/14/16	1,500,000	1,503,836
Lewis County, NY, GO, BAN	2.000%	8/12/16	2,150,000	2,155,329
Liverpool, NY, CSD, GO	1.250%	7/7/16	5,000,000	5,004,698
MTA, NY, Revenue:
LOC-Bank of Montreal	0.350%	11/1/35	8,500,000	8,500,000	(a)(b)
LOC-Citibank N.A.	0.380%	11/15/50	2,100,000	2,100,000	(a)(b)
Transportation, LOC-Bank of Tokyo-Mitsubishi UFJ	0.380%	11/15/50	2,600,000	2,600,000	(a)(b)
Transportation, LOC-U.S. Bank N.A.	0.350%	11/15/50	4,000,000	4,000,000	(a)(b)
Nassau County, NY, GO, TAN	2.000%	9/15/16	11,500,000	11,545,214
Nassau County, NY, Interim Finance Authority Revenue, SPA-Sumitomo Mitsui Banking, Sales Tax Secured	0.400%	11/15/21	12,000,000	12,000,000	(a)(b)
New York City, NY, GO:

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
LOC-Bank of New York Mellon	0.350%	3/1/34	$3,600,000	$3,600,000	(a)(b)
LOC-Bank of Tokyo-Mitsubishi UFJ	0.340%	4/1/42	1,800,000	1,800,000	(a)(b)
LOC-Mizuho Corporate Bank	0.370%	4/1/42	3,670,000	3,670,000	(a)(b)
LOC-Royal Bank of Canada	0.350%	8/1/36	600,000	600,000	(a)(b)
Subordinated, SPA-JPMorgan Chase	0.370%	1/1/36	6,400,000	6,400,000	(a)(b)
New York City, NY, HDC, MFH Revenue, Royal Properties, FNMA, LIQ-FNMA	0.390%	4/15/35	18,600,000	18,600,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.370%	7/1/25	1,190,000	1,190,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2016, SPA-PNC Bank N.A.	0.360%	6/15/48	10,700,000	10,700,000	(a)(b)
Second General Resolution, SPA-Royal Bank of Canada	0.350%	6/15/48	7,600,000	7,600,000	(a)(b)
SPA-Bank of America N.A.	0.330%	6/15/33	100,000	100,000	(a)(b)
SPA-Mizuho Bank Ltd.	0.360%	6/15/33	11,500,000	11,500,000	(a)(b)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-JPMorgan Chase	0.370%	2/1/45	2,500,000	2,500,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	0.350%	11/1/22	12,920,000	12,920,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	0.350%	11/1/22	8,600,000	8,600,000	(a)(b)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Columbia University	0.370%	9/1/39	400,000	400,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.410%	7/1/32	3,800,000	3,800,000	(a)(b)
Non-State Supported Debt, St. John’s University, LOC-U.S. Bank N.A.	0.390%	7/1/37	900,000	900,000	(a)(b)
New York State Housing Finance Agency Revenue:
10 Barclay Street, FNMA, LIQ-FNMA	0.400%	11/15/37	2,500,000	2,500,000	(a)(b)
Housing 160 Madison Avenue LLC, LOC-PNC Bank N.A.	0.380%	11/1/46	5,345,000	5,345,000	(a)(b)
Worth Street, FNMA, LIQ-FNMA	0.430%	5/15/33	10,800,000	10,800,000	(a)(b)(c)
North Shore, NY, CSD, GO, TAN	1.500%	6/21/16	4,000,000	4,001,937
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.370%	12/1/29	2,100,000	2,100,000	(a)(b)
Ossining Village, NY, GO	1.500%	9/30/16	3,000,000	3,007,623
Portville, NY, CSD, GO, BAN	1.500%	8/12/16	2,000,000	2,003,141
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, FNMA, LIQ-FNMA	0.420%	12/15/38	4,480,000	4,480,000	(a)(b)(c)
Roslyn, NY, Union Free School District, GO, BAN	2.000%	9/23/16	4,000,000	4,016,491
Southold, NY, GO, BAN	1.750%	8/26/16	2,000,000	2,005,085
Tompkins County, NY, GO, BAN	2.000%	10/14/16	2,000,000	2,011,041
Triborough Bridge & Tunnel Authority, NY, Revenue:
LOC-Helaba	0.390%	11/1/32	12,700,000	12,700,000	(a)(b)
LOC-Wells Fargo Bank N.A.	0.350%	1/1/33	8,025,000	8,025,000	(a)(b)
Tuckahoe, NY, Union Free School District, GO, TAN	1.500%	6/20/16	1,400,000	1,400,504
Washington County, NY, GO, BAN	1.500%	6/10/16	5,500,000	5,501,349
West Irondequoit, NY, CSD, GO, BAN	1.750%	6/29/16	2,500,000	2,502,131

Total New York				247,433,767

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 4.0%
Charlotte, NC, COP:
2003 Governmental Facilities Project, LIQ-Wells Fargo Bank N.A.	0.360%	6/1/33	$3,790,000	$3,790,000	(a)(b)
Central Yard Project, SPA-Bank of America N.A.	0.420%	3/1/25	7,900,000	7,900,000	(a)(b)
Refunding Convention Facility Project B, SPA-Wachovia Bank N.A.	0.400%	12/1/21	1,000,000	1,000,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue:
Guilford College Project, LOC-Branch Banking & Trust	0.380%	5/1/24	2,305,000	2,305,000	(a)(b)
Meredith College, LOC-Wells Fargo Bank N.A.	0.370%	6/1/38	2,255,000	2,255,000	(a)(b)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.380%	6/1/33	5,225,000	5,225,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Branch Banking & Trust	0.380%	4/1/29	4,020,000	4,020,000	(a)(b)
North Carolina State HFA Revenue:
Home Ownership 1998 TR-19C, SPA-TD Bank N.A.	0.390%	1/1/35	2,865,000	2,865,000	(a)(b)(c)
Home Ownership, SPA-TD Bank N.A.	0.390%	7/1/33	1,335,000	1,335,000	(a)(b)(c)
North Carolina State Medical Care Commission Hospital Revenue, Southeastern Regional Medical Center, LOC-Branch Banking & Trust	0.380%	6/1/37	2,285,000	2,285,000	(a)(b)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, First Mortgage Deerfield, LOC-Branch Banking & Trust	0.380%	11/1/38	5,000,000	5,000,000	(a)(b)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.370%	7/1/29	10,300,000	10,300,000	(a)(b)

Total North Carolina				48,280,000

North Dakota - 0.2%
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance, SPA-FHLB	0.400%	7/1/39	1,900,000	1,900,000	(a)(b)

Ohio - 1.8%
Franklin County, OH, Hospital Facilities Revenue, Various Improvement, Nationwide Children’s Hospital Inc.	0.410%	11/1/45	5,000,000	5,000,000	(a)(b)
Ohio State University Revenue	0.380%	12/1/34	11,300,000	11,300,000	(a)(b)
Ohio State University Revenue	0.380%	12/1/39	5,000,000	5,000,000	(a)(b)
Ohio State, GO, Common Schools	0.390%	6/15/26	860,000	860,000	(a)(b)

Total Ohio				22,160,000

Oregon - 1.6%
Oregon State Facilities Authority Revenue, Peacehealth, LOC-U.S. Bank N.A.	0.400%	8/1/34	800,000	800,000	(a)(b)
Oregon State Housing & Community Services Department, Housing Development Revenue, Revenue Redwood Park Apartments, FNMA, LIQ-FNMA	0.440%	10/15/38	5,300,000	5,300,000	(a)(b)(c)
Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage Program, SPA-State Street Bank & Trust Co.	0.430%	7/1/45	6,600,000	6,600,000	(a)(b)(c)
Oregon State, GO:
Veterans Welfare, SPA-U.S. Bank N.A.	0.350%	6/1/28	2,945,000	2,945,000	(a)(b)
Veterans Welfare, SPA-U.S. Bank N.A.	0.350%	12/1/41	3,900,000	3,900,000	(a)(b)

Total Oregon				19,545,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 5.1%
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York Mellon	0.360%	12/1/37	$14,100,000	$14,100,000	(a)(b)
Allegheny County, PA, IDA Revenue:
Education Center Watson, LOC-PNC Bank N.A.	0.410%	5/1/31	3,000,000	3,000,000	(a)(b)
Western Pennsylvania School for Blind Children, SPA-PNC Bank N.A.	0.400%	7/1/31	5,000,000	5,000,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.410%	9/1/29	6,620,000	6,620,000	(a)(b)
Emmaus, PA, General Authority Revenue, Local Government Subordinated, LOC-U.S. Bank N.A.	0.400%	3/1/24	300,000	300,000	(a)(b)
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-JPMorgan Chase	0.350%	7/1/34	400,000	400,000	(a)(b)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.410%	11/1/26	5,365,000	5,365,000	(a)(b)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.360%	8/15/24	11,225,000	11,225,000	(a)(b)
Montgomery County, PA, IDA Revenue, Friends’ Central School Corp. Project, LOC-Wells Fargo Bank N.A.	0.370%	3/1/32	910,000	910,000	(a)(b)
Pennsylvania State Housing Finance Agency Revenue, Building Development, SPA-PNC Bank N.A.	0.420%	1/1/34	4,465,000	4,465,000	(a)(b)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue, SPA-Sumitomo Mitsui Banking	0.440%	4/1/26	6,850,000	6,850,000	(a)(b)(c)
Philadelphia, PA, Authority For Industrial Development Revenue, Gift of Life Donor Programme Project, LOC-Commerce Bank N.A.	0.370%	12/1/34	1,200,000	1,200,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.410%	11/1/29	2,320,000	2,320,000	(a)(b)

Total Pennsylvania				61,755,000

Rhode Island - 0.2%
Rhode Island State Health & Educational Building Corp., Revenue, Higher Education Facilities-Brown University, SPA-Northern Trust Co.	0.380%	9/1/43	2,470,000	2,470,000	(a)(b)

South Carolina - 0.7%
North Charleston, SC, COP, Public Facilities Convention Project, LOC-Bank of America N.A.	0.370%	9/1/19	1,715,000	1,715,000	(a)(b)
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-TD Bank N.A.	0.400%	12/1/38	6,930,000	6,930,000	(a)(b)(c)

Total South Carolina				8,645,000

South Dakota - 0.2%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ-FHLMC	0.410%	1/1/44	2,420,000	2,420,000	(a)(b)

Tennessee - 0.4%
Blount County, TN, Public Building Authority Revenue, Local Government Public Improvement, GTD, LOC-Branch Banking & Trust	0.380%	6/1/39	4,935,000	4,935,000	(a)(b)

Texas - 3.1%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital	0.360%	12/1/24	9,500,000	9,500,000	(a)(b)
Methodist Hospital	0.360%	12/1/27	4,375,000	4,375,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Rockwall, TX, ISD, GO, School Building, PSF-GTD, SPA-Wells Fargo Bank N.A.	0.370%	8/1/37	$7,800,000	$7,800,000	(a)(b)
San Antonio, TX, Educational Facilities Corp. Revenue, Higher Education, Trinity University	0.380%	6/1/33	11,000,000	11,000,000	(a)(b)
University of Texas, TX, Permanent University Fund Revenue	0.360%	7/1/38	900,000	900,000	(a)(b)
University of Texas, TX, Revenue:
Financing System, LIQ-University of Texas Investment Management Co.	0.360%	8/1/39	3,115,000	3,115,000	(a)(b)
LIQ-University of Texas Investment Management Co.	0.360%	8/1/16	815,000	815,000	(a)(b)

Total Texas				37,505,000

Utah - 0.2%
Weber County, UT, Hospital Revenue, IHC Health Services Inc., SPA-U.S. Bank N.A.	0.370%	2/15/32	2,800,000	2,800,000	(a)(b)

Vermont - 1.2%
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, LOC-TD Bank N.A.	0.350%	10/1/38	600,000	600,000	(a)(b)
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank N.A. & Bank of New York Mellon	0.420%	7/1/37	14,300,000	14,300,000	(a)(b)

Total Vermont				14,900,000

Virginia - 1.9%
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.380%	12/1/33	3,075,000	3,075,000	(a)(b)
Loudoun County, VA, IDA Revenue, Howard Hughes Medical Institute	0.370%	6/1/43	2,200,000	2,200,000	(a)(b)
Loudoun County, VA, Sanitation Authority Water & Sewer Revenue, Parity Indebtness, SPA-Bank of America N.A.	0.370%	1/1/30	3,995,000	3,995,000	(a)(b)
Lynchburg, VA, IDA Revenue:
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.370%	1/1/35	7,065,000	7,065,000	(a)(b)
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.370%	1/1/35	6,550,000	6,550,000	(a)(b)

Total Virginia				22,885,000

Washington - 1.6%
King County, WA, GO, SPA-State Street Bank & Trust Co.	0.390%	1/1/40	5,000,000	5,000,000	(a)(b)
Olympia, WA, Economic Development Corp. Revenue, Spring Air Northwest Project, LOC-U.S. Bank N.A.	0.450%	11/1/23	865,000	865,000	(a)(b)(c)
Washington State Economic Development Finance Authority Revenue:
B&H Dental Laboratory Project, LOC-U.S. Bank N.A.	0.470%	10/1/22	1,050,000	1,050,000	(a)(b)(c)
Lyn-Tron Project, LOC-U.S. Bank N.A.	0.470%	10/1/22	1,605,000	1,605,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC-Wells Fargo Bank N.A.	0.370%	10/1/29	400,000	400,000	(a)(b)
Panorama City Project, LOC-Wells Fargo Bank N.A.	0.470%	1/1/27	5,500,000	5,500,000	(a)(b)
The Overlake School Project, LOC-Wells Fargo Bank N.A.	0.370%	10/1/29	1,230,000	1,230,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - (continued)
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	0.400%	5/1/28	$4,255,000	$4,255,000	(a)(b)

Total Washington				19,905,000

Wyoming - 0.1%
Sweetwater Country, WY, PCR, Pacific Corp., LOC-Bank of Nova Scotia	0.420%	12/1/20	1,200,000	1,200,000	(a)(b)

TOTAL INVESTMENTS - 99.9% (Cost - $1,218,929,269#)				1,218,929,269
Other Assets in Excess of Liabilities - 0.1%				1,815,980

TOTAL NET ASSETS - 100.0%				$1,220,745,249

(a)	Variable rate demand obligations have a demand feature under which the Portfolio can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
CIL	— Corporation for Independent Living
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2016

PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2016, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$1,218,929,269	—	$1,218,929,269

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

2. Money market fund reform

Under new federal regulations, the Portfolio will be allowed to continue to use the special pricing and valuation conventions that currently facilitate a constant net asset value for the Portfolio if it operates as a retail money market fund. The Portfolio expects to operate as a retail money market fund on or before October 14, 2016. As of such date, only accounts beneficially owned by natural persons (retail investors) may be invested in the Holders of interests of the Portfolio. The Portfolio may consider itself a retail money market fund if all of its feeder funds are qualified retail money market funds and have policies and procedures in place to ensure that all shares of each feeder fund are beneficially owned by natural persons. In addition, no later than that date, the Portfolio may impose a fee upon the withdrawal of interests or may temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 22, 2016